Deposits, Receivables and Other Investments (Details 1) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits, Receivables and Other Investments [Abstract]
Income taxes	₪ 1,095	₪ 1,258
Governmental institutions		936
Prepaid expenses	233	1,818
Other	1,529	3,210
Other receivables	₪ 2,857	₪ 7,222